Income Taxes (Table 5) (Details) $ in Millions	Dec. 31, 2014 USD ($)
Operating Loss Carryforwards [Line Items]
Tax loss carryforward	$ 31,404.0
Related tax asset	6,637.9
Her Majesty's Revenue and Customs (HMRC) [Member]
Operating Loss Carryforwards [Line Items]
Tax loss carryforward	21,119.2
Related tax asset	4,223.8
Federal Ministry of Finance, Germany [Member]
Operating Loss Carryforwards [Line Items]
Tax loss carryforward	2,670.1
Related tax asset	424.8
Tax and Customs Administration, Netherlands [Member]
Operating Loss Carryforwards [Line Items]
Tax loss carryforward	3,025.8
Related tax asset	756.4
Internal Revenue Service (IRS) [Member]
Operating Loss Carryforwards [Line Items]
Tax loss carryforward	1,550.3
Related tax asset	405.1
Luxembourg [Member]
Operating Loss Carryforwards [Line Items]
Tax loss carryforward	1,030.7
Related tax asset	301.2
France [Member]
Operating Loss Carryforwards [Line Items]
Tax loss carryforward	585.1
Related tax asset	201.4
Ireland [Member]
Operating Loss Carryforwards [Line Items]
Tax loss carryforward	466.0
Related tax asset	58.2
Administration of the Treasury, Belgium [Member]
Operating Loss Carryforwards [Line Items]
Tax loss carryforward	506.3
Related tax asset	172.1
Hungary [Member]
Operating Loss Carryforwards [Line Items]
Tax loss carryforward	209.8
Related tax asset	39.9
Other Income Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Tax loss carryforward	240.7
Related tax asset	$ 55.0